Summary of Significant Accounting Policies (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2014	Dec. 31, 2013
Summary of Significant Accounting Policies [Abstract]
Deferred Financing Costs, Net of Accumulated Amortization

Deferred financing costs, net of accumulated amortization are as follows:

	September 30,	December 31,
(dollars in thousands)	2014	2013
	(unaudited)

Deferred financing costs	$18,226	$9,159
Accumulated amortization	(3,761)	(1,867)
Deferred financing costs, net	$14,465	$7,292

Deferred financing costs, net of accumulated amortization are as follows:

(dollars in thousands)	December 31, 2013	December 31, 2012
Deferred financing costs.................................................................................................................................................................................................	$ 9,159	$ 10,165
Accumulated amortization...............................................................................................................................................................................................	(1,867)	(3,309)

Deferred financing costs, net...........................................................................................................................................................................................	$ 7,292	$ 6,856

Deferred Leasing Costs, Net of Accumulated Amortization

Deferred leasing costs, net of accumulated amortization are as follows:

	September 30,	December 31,
(dollars in thousands)	2014	2013
	(unaudited)

Deferred leasing costs	$24,348	$17,374
Accumulated amortization	(8,379)	(5,516)
Deferred leasing costs, net	$15,969	$11,858

Amortization of deferred leasing costs totaled $4.7 million, $3.4 million and $2.3 million for the years ended December 31, 2013, 2012 and 2011, respectively. Deferred leasing costs, net of accumulated amortization are as follows:

(dollars in thousands)	December 31, 2013	December 31, 2012
Deferred leasing costs...................................................................................................................................................................................................	$ 17,374	$ 12,567
Accumulated amortization...............................................................................................................................................................................................	(5,516)	(4,361)

Deferred leasing costs, net.............................................................................................................................................................................................	$ 11,858	$ 8,206

Summary of Temporary Differences and Carry Forwards Which Give Rise to the Deferred Tax Assets and Liabilities

Temporary differences and carry forwards which give rise to the deferred tax assets and liabilities are as follows:

	For the year ended December 31,
	(in thousands)
	2013	2012	2011
Deferred tax liabilities
Property and equipment.................................................................................................................................................................................................	$ (4,905)	$ (4,852)	$ (3,533)
Other...	(873)	(551)	(287)

Gross Deferred Tax Liabilities.........................................................................................................................................................................................	(5,778)	(5,403)	(3,820)
Deferred tax assets
Net operating loss carryforwards.....................................................................................................................................................................................	5,861	6,694	3,410
Deferred revenue and setup charges.................................................................................................................................................................................	583	467	372
Derivative liability...	—	—	81
Other...	699	113	101

Gross deferred tax assets...............................................................................................................................................................................................	7,143	7,274	3,964

Net deferred tax assets...................................................................................................................................................................................................	1,365	1,871	144
Valuation allowance.......................................................................................................................................................................................................	(1,365)	(1,871)	(144)

Net deferred...	$—	$—	$—

Financial Instruments Held at Fair Value

The Company’s financial instruments held at fair value are presented below as of September 30, 2014 and December 31, 2013 (dollars in thousands):

		Fair Value Measurements
	Carrying Value	Level 1	Level 2	Level 3
September 30, 2014
Financial Liabilities:
Interest rate swap liability(1)	$-	$-	$-	$-
December 31, 2013
Financial Liabilities:
Interest rate swap liability(1)	$453	$-	$453	$-

(1)

The Company used inputs from quoted prices for similar assets and liabilities in active markets that are directly or indirectly observable relating to the measurement of the interest rate swaps at December 31, 2013. The fair value measurement of the interest rate swaps have been classified as Level 2. The swaps matured on September 28, 2014, and as such, there were no amounts outstanding on the consolidated balance sheet as of September 30, 2014 related to interest rate swaps.

The Company’s financial instruments held at fair value are presented below as of December 31, 2013 and 2012 (dollars in thousands):

Fair Value Measurements
	Carrying Value	Level 1	Level 2	Level 3
December 31, 2013
Financial Liabilities:
Interest rate swap liability(1)...........................................................................................................................................................................................	$ 453	$—	$ 453	$—
December 31, 2012
Financial Assets:
Restricted deposits, held at fair value...............................................................................................................................................................................	$ 146	$ 146	$—	$—
Financial Liabilities:
Interest rate swap liability(1)...........................................................................................................................................................................................	$ 767	$—	$ 767	$—

(1)The Company used inputs from quoted prices for similar assets and liabilities in active markets that are directly or indirectly observable relating to the measurement of the interest rate swaps. The fair value measurement of the interest rate swaps have been classified as Level 2.